Risk Management and Fair Value Measurements	6 Months Ended
Jun. 30, 2020
Risk Management And Fair Value Measurements Abstract
Risk Management and Fair Value Measurements
10.	Risk Management and Fair Value Measurements:

The principal financial assets of the Company consist of cash and cash equivalents and trade accounts receivable due from charterers. The principal financial liabilities of the Company consist of long-term loans, trade accounts payable, amounts due to related parties and a promissory note.

Interest rate risk: The Company’s interest rates are calculated at LIBOR plus a margin, as described in Note 7 above, as well as in Note 7 to the Company’s consolidated financial statements for the year ended December 31, 2019, included in the 2019 Annual Report, and hence the Company is exposed to movements in LIBOR. In order to hedge its variable interest rate exposure, on January 19, 2018, the Company, via one of its vessel-owning subsidiaries, purchased an interest rate cap with one of its lenders for a notional amount of $10,000 and a cap rate of 3.5%. The interest rate cap will terminate on July 18, 2022.

Credit risk: Credit risk is minimized since trade accounts receivable from charterers are presented net of the relevant provision for uncollectible amounts, whenever required. On the balance sheet dates there were no significant concentrations of credit risk. The maximum exposure to credit risk is represented by the carrying amount of each financial asset on the consolidated balance sheet.

Currency risk: The Company’s transactions are denominated primarily in U.S. Dollars; therefore overall currency exchange risk is limited. Balances in foreign currency other than U.S. Dollars are not considered significant.

Fair value: The Management has determined that the fair values of the assets and liabilities as of June 30, 2020, are as follows:

	Carrying Value	Fair Value
Cash and cash equivalents (including restricted cash)	$3,911	$3,911
Trade accounts receivable	$463	$463
Trade accounts payable	$3,360	$3,360
Long-term debt with variable interest rates, net	$27,663	$27,663
Long-term loans and promissory note with non-variable interest rates, net	$29,000	$29,000

Assets measured at fair value on a recurring basis: Interest rate cap

The Company’s interest rate cap does not qualify for hedge accounting. The Company adjusts its interest rate cap contract to fair market value at the end of every period and records the resulting gain / (loss) during the period in the consolidated statements of comprehensive loss. Information on the location and amount of derivative fair value in the consolidated balance sheets and loss from financial derivative instrument in the unaudited interim consolidated statements of comprehensive loss is shown below:

Consolidated Balance Sheets – Location	December 31, 2019	June 30, 2020
Financial derivative instrument – Other non-current assets	$1	$3
Consolidated Statements of Comprehensive Loss – Location	June 30, 2019	June 30, 2020
Financial derivative instrument – Fair value at the beginning of the period	$(28)	$(1)
Financial derivative instrument – Fair value as at period end	3	3
(Loss) / Gain from financial derivative instrument	$(25)	$2

Assets measured at fair value on a recurring basis: Interest rate cap

The fair value of the Company’s interest rate cap agreement is determined based on market-based LIBOR rates. LIBOR rates are observable at commonly quoted intervals for the full term of the cap and therefore, are considered Level 2 items in accordance with the fair value hierarchy.

Assets measured at fair value on a non-recurring basis: Long lived assets held and used and Held for sale

The fair value is based on level 2 inputs of the fair value hierarchy and reflects the Company’s best estimate of the value of each vessel on a time charter free basis and is supported by a vessel valuation of an independent shipbroker which is mainly based on recent sales and purchase transactions of similar vessels.

The Company performs an impairment exercise whenever there are indicators of impairment.

No impairment loss was recognized for the six months ended June 30, 2019 and 2020.

On November 13, 2019, the Company decided to make arrangements to sell Pyxis Delta, and the Company concluded that all the criteria required by the relevant accounting standard, ASC 360-10-45-9, for the classification of the vessel as “held for sale”, were met. Long lived assets classified as held-for-sale are measured at the lower of their carrying amount or fair value less costs to sell. As at December 31, 2019, the Company has classified Pyxis Delta under Vessel held-for-sale on the consolidated balance sheet, at a value of $13,190 representing the estimated fair market value of the vessel, net of costs to sell, based on the gross selling price of the agreement signed with a third party to sell the vessel, on December 11, 2019. (Level 2 inputs of the fair value hierarchy).

As of December 31, 2019 and June 30, 2020, the Company did not have any other assets or liabilities measured at fair value on a non- recurring basis.